Stock Options	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
NOTE 7 - Stock Options

NOTE 5 - Stock Options

Stockholders previously approved 15,000,000 shares for grant under the 2006 Plan. The 2006 Plan was adopted in order to attract and retain the best available personnel for positions of substantial authority and to provide additional incentive to employees and directors to promote the success of the Company’s business. The 2006 Plan provides for the grant of incentive stock options, non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights, and other types of awards to employees, consultants, and directors. Stock option grants pursuant to the 2006 Plan vest either immediately or over zero to five years and expire from six to ten years after the date of grant with the exercise price equal to the fair value of the underlying stock on the date of grant. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised and therefore issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company measures share-based compensation cost on the grant date, based on the fair value of the award, and recognizes the expense on a straight-line basis over the requisite service period for awards expected to vest. The Company estimated the grant date fair value of stock options using a Black-Scholes valuation model using the following weighted-average assumptions:

	Three Months Ended November 30,
	2020	2019
Expected dividend yield	–	–
Expected stock price volatility	89.44%	82.94 – 86.23%
Risk-free interest rate	0.19%	1.40 – 1.69%
Expected term (in years)(simplified method)	4.00	4.5 – 5.75
Exercise price	$3.42	$2.32 and $3.54
Weighted-average grant date fair-value	$2.16	$1.61 and $1.55

A summary of the Company’s stock option activity for the three months ended November 30, 2020 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2019	2,777,334	4.31
Grants	5,158,000	4.06
Forfeitures and cancellations	(130,600)	3.54
Outstanding at August 31, 2020	7,804,734	4.16
Grants	50,000	3.42
Forfeitures and cancellations	(37,500)	3.54
Outstanding at November 30, 2020	7,817,234	4.16	5.29 years	27,557,385
Exercisable at November 30, 2020	3,956,434	3.66	6.30 years	15,789,872

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on November 30, 2020. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $7.65 on November 30, 2020 and 6,386,567 outstanding options have an exercise price below $7.65 per share, as of November 30, 2020, there is $25,886,685 and $14,070,872 of intrinsic value to the totality of the Company’s outstanding stock options and vested options, respectively.

Three Months Ended November 30, 2020

On October 19, the Company’s Board granted 50,000 options to Joseph Sierchio, Director, with an exercise price of $3.42, exercisable on a cashless basis any time prior to the Company’s listing of any of its securities for trading on a national stock exchange, six year term and vesting at the rate of 12,500 on the date of grant and 12,500 each anniversary thereafter.

Three Months Ended November 30, 2019

On October 9, 2019, the Company granted 153,000 options to an employee with a ten-year term, exercise price of $2.32 per share and vesting at the rate of 1/36th per month. Additionally, on September 16, 2019, the Board granted 5,000 options with a six-year term to a consultant with an exercise price of $3.54 per share and vesting at the rate of 1/20th per quarter.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the three months ended November 30, 2020 and 2019:

	Three Months Ended November 30,
	2020	2019
Stock Compensation Expense:
SG&A	$1,533,824	$172,219
R&D	304,708	248,751
Total	$1,838,532	$420,970

As of November 30, 2020, the Company had $5,297,826 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 3.75 years.

The following table summarizes information about stock options outstanding and exercisable at November 30, 2020:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

2.32	153,000	8.86	2.32	55,250	8.86	2.32
2.60	2,500,000	5.59	2.60	1,250,000	5.59	2.60
3.28	7,500	5.96	3.28	7,500	5.96	3.28
3.42	50,000	5.89	3.42	12,500	5.89	3.42
3.46	35,000	5.10	3.46	35,000	5.10	3.46
3.54	1,342,900	7.61	3.54	1,140,350	8.14	3.54
3.66	1,000,000	2.75	3.66	500,000	2.75	3.66
4.87	187,500	6.98	4.87	187,500	6.98	4.87
5.35	1,008,000	7.09	5.35	735,000	7.09	5.35
5.94	33,334	0.06	5.94	33,334	0.06	5.94
6.00	800,000	2.75	6.00	-	2.75	6.00
8.00	700,000	2.75	8.00	-	2.75	8.00
Total	7,817,234	5.29	4.16	3,956,434	6.30	3.66

NOTE 7 - Stock Options

Stock option grants pursuant to the 2006 Plan vest either immediately or over zero to five years and expire from six to ten years after the date of grant. Stockholders previously approved 15,000,000 shares for grant under the 2006 Plan, of which 6,036,685 remain available for grant, 1,305,001 have been exercised in total with 629,677 net shares (due to a cashless exercise feature) issued pursuant to such exercises of vested options from inception of the 2006 Plan through August 31, 2020. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised and therefore issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes Model and the simplified method to estimate the expected term of “plain vanilla” options:

	Years Ended August 31,
	2020			2019
Expected dividend yield		–				–
Expected stock price volatility	82.94	–	99.44%		87.42	–	87.84%
Risk-free interest rate	0.08	–	1.69%				1.84%
Expected term (in years)	1.87	–	5.75		4.5	–	5.0
Exercise price	$2.32	–	8.00	$			3.54
Weighted-average grant date fair-value	$1.15	–	1.84		$2.35	–	2.43

A summary of the Company’s stock option activity for the years ended August 31, 2020 and 2019 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2018	1,291,334	5.22
Grants	1,506,000	3.54
Forfeitures and cancellations	(20,000)	4.87
Outstanding at August 31, 2019	2,777,334	4.31
Grants	5,158,000	4.06
Forfeitures and cancellations	(130,600)	3.54
Outstanding at August 31, 2020	7,804,734	4.16	5.54	3,030,518
Exercisable at August 31, 2020	3,853,734	3.64	6.54	1,526,908

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2020. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $3.66 on August 30, 2020 and 4,075,900 outstanding options have an exercise price below $3.66 per share, as of August 31, 2020, there is $3,030,518 and $1,526,908 of intrinsic value to the totality of the Company’s outstanding stock options and vested options, respectively.

Year Ended August 31, 2020

On August 31, 2020, the Company’s Board granted 2,500,000 options to John Rhee, Director and CEO of our Korean subsidiary with an exercise price of $3.66 as to 1,000,000 options, $6.00 as to 800,000 options and $8.00 as to 700,000 options, exercisable on a cashless basis any time prior to the Company’s listing of any of its securities for trading on a national stock exchange, three year term and vesting at the rate of 500,000 on the date of grant, 800,000 on the six month anniversary, 700,000 on the one-year anniversary and 500,000 on the eighteen month anniversary.

On July 1, 2020, the Company’s Board granted 2,500,000 options to Jatinder S. Bhogal with an exercise price of $2.60, exercisable on a cashless basis any time prior to the Company’s listing of any of its securities for trading on a national stock exchange, six year term and immediate vesting as to 1,250,000 options and July 1, 2021 as to 1,250,000 options.

On October 9, 2019, the Company granted 153,000 options to an employee with an exercise price of $2.32, vesting at the rate of 1/36th per month and ten-year term.

On September 16, 2019, the Board granted 5,000 options to a consultant with an exercise price of $3.54, vesting at the rate of 1/20th per quarter and six-year term.

During the year ended August 31, 2020, there were 130,600 vested options forfeited.

Year Ended August 31, 2019

On July 5, 2019, the Company’s Board granted 498,000 options to directors and employees with an exercise price of $3.54, vesting at the rate of 1/20th per quarter and six year term. Additionally, on July 5, 2019, the Board granted to Jatinder S. Bhogal, Director, 1,008,000 stock purchase options with an exercise price of $3.54, exercisable on a cashless basis, ten year term and immediate vesting of the entire grant.

Due to his resignation from the Board of Directors on October 22, 2018, Joseph Sierchio forfeited 20,000 unvested stock options with an exercise price of $4.87 which resulted in the Company reversing previously recorded stock compensation expense related to the vesting of said options in the amount of $58,367.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the years ended August 31, 2020 and 2019:

	Year Ended August 31,
	2020	2019
Stock Compensation Expense:
SG&A	$3,788,538	$2,993,532
R&D	1,084,371	965,835
Total	$4,872,909	$3,959,367

As of August 31, 2020, the Company had $7,116,483 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 4.00 years.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2020:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)
2.32	153,000	9.11	2.32	42,500	9.11	2.32
2.60	2,500,000	5.84	2.60	1,250,000	5.84	2.60
3.28	7,500	6.21	3.28	7,500	6.21	3.28
3.46	35,000	5.35	3.46	35,000	5.35	3.46
3.54	1,380,400	7.78	3.54	1,125,900	8.43	3.54
3.66	1,000,000	3.00	3.66	500,000	3.00	3.66
4.87	187,500	7.23	4.87	187,500	7.23	4.87
5.35	1,008,000	7.34	5.35	672,000	7.34	5.35
5.94	33,334	0.31	5.94	33,334	0.31	5.94
6.00	800,000	3.00	6.00	-	3.00	6.00
8.00	700,000	3.00	8.00	-	3.00	8.00
Total	7,804,734	5.54	4.16	3,853,734	6.54	3.64